FAIR VALUE OF ASSETS AND LIABILITIES (Details 3) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of assets and liabilities [Line Items]
Loans and advances to customers and financial institutions, net		$ 152,244,991	$ 145,125,575
Total		203,908,211	196,261,044
Deposits by customers		(131,959,215)	(124,624,011)
Interbank deposits		(1,084,591)	(341,856)
Repurchase agreements and other similar secured borrowing	[1]	(3,236,128)	(1,924,010)
Borrowings from other financial institutions		(13,822,152)	(18,905,843)
Preferred shares		(582,985)	(581,972)
Debt securities in issue		(19,648,714)	(18,704,809)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		4,131,688	3,115,477
Loans and advances to customers and financial institutions, net	[2]	149,162,071	141,595,210
Total		153,293,759	144,710,687
Deposits by customers		(132,779,730)	(125,096,410)
Interbank deposits		(1,084,591)	(341,856)
Repurchase agreements and other similar secured borrowing		(3,236,128)	(1,924,010)
Borrowings from other financial institutions		(13,822,152)	(18,905,843)
Preferred shares		(662,999)	(565,676)
Debt securities in issue		(20,756,154)	(19,071,085)
Total		(172,341,754)	(165,904,880)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by the Colombian Government [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		12,967	0
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by government entities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		1,895,774	1,507,908
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by other financial institutions [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		228,484	205,579
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by foreign governments [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		1,050,855	985,224
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Corporate bonds [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		943,608	416,766
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		1,191,471	1,203,390
Loans and advances to customers and financial institutions, net	[2]	0	0
Total		1,191,471	1,203,390
Deposits by customers		0	0
Interbank deposits		0	0
Repurchase agreements and other similar secured borrowing		0	0
Borrowings from other financial institutions		0	0
Preferred shares		0	0
Debt securities in issue		(8,999,118)	(7,068,228)
Total		(8,999,118)	(7,068,228)
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by the Colombian Government [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		0	0
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by government entities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		17,204	9,336
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by other financial institutions [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		194,606	172,125
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by foreign governments [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		748,060	822,598
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Corporate bonds [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		231,601	199,331
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		915,722	522,247
Loans and advances to customers and financial institutions, net	[2]	0	0
Total		915,722	522,247
Deposits by customers		(30,440,868)	(20,534,986)
Interbank deposits		0	0
Repurchase agreements and other similar secured borrowing		0	0
Borrowings from other financial institutions		0	0
Preferred shares		0	0
Debt securities in issue		(9,534,766)	(10,228,190)
Total		(39,975,634)	(30,763,176)
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by the Colombian Government [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		12,967	0
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by government entities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		528,395	344,200
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by other financial institutions [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		21,871	15,421
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by foreign governments [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		302,795	162,626
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Corporate bonds [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		49,694	0
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		2,024,495	1,389,840
Loans and advances to customers and financial institutions, net	[2]	149,162,071	141,595,210
Total		151,186,566	142,985,050
Deposits by customers		(102,338,862)	(104,561,424)
Interbank deposits		(1,084,591)	(341,856)
Repurchase agreements and other similar secured borrowing		(3,236,128)	(1,924,010)
Borrowings from other financial institutions		(13,822,152)	(18,905,843)
Preferred shares		(662,999)	(565,676)
Debt securities in issue		(2,222,270)	(1,774,667)
Total		(123,367,002)	(128,073,476)
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by the Colombian Government [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		0	0
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by government entities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		1,350,175	1,154,372
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by other financial institutions [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		12,007	18,033
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by foreign governments [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		0	0
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Corporate bonds [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		$ 662,313	$ 217,435

[1]	Total repo liabilities have maturities of less than 30 days.
[2]	The amount of COP 140,398,685 disclosed as the fair value of the line “Loans and advances to customers and financial institutions, net” in the Bank’s annual report in 2016 has been changed for COP 141,595,210 due to changes introduced in the methodology used by the Bank to estimate the fair value of the loan portfolio in the year 2017.